Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 727,837	$ 340,221
Less: Accumulated depreciation	(290,114)	(141,098)
Property and equipment, net	437,723	199,123
Computer equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	694,249	333,393
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 33,588	$ 6,828